Long-Term Debt (Narrative) (Details)	0 Months Ended	12 Months Ended			0 Months Ended		12 Months Ended			12 Months Ended	0 Months Ended		0 Months Ended		12 Months Ended				0 Months Ended			0 Months Ended	12 Months Ended			12 Months Ended		12 Months Ended				12 Months Ended				12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Apr. 28, 2014 5.80% Due May 1, 2014 [Member]	Mar. 31, 2014 5.80% Due May 1, 2014 [Member] USD ($)	Dec. 31, 2014 5.80% Due May 1, 2014 [Member]	Apr. 28, 2014 5.80% Due May 1, 2014 [Member] USD ($)	Mar. 31, 2014 5.80% Due May 1, 2014 [Member] USD ($)	Dec. 31, 2014 Athlon Energy Inc [Member] USD ($)	Dec. 16, 2014 Athlon Energy Inc [Member] $650 Million 6.00% Notes due May 1, 2022 [Member] USD ($)	Dec. 16, 2014 Athlon Energy Inc [Member] $650 Million 6.00% Notes due May 1, 2022 [Member]	Dec. 16, 2014 Athlon Energy Inc [Member] $500 Million 7.375% Notes due April 15, 2021 [Member] USD ($)	Dec. 16, 2014 Athlon Energy Inc [Member] $500 Million 7.375% Notes due April 15, 2021 [Member]	Dec. 31, 2014 Athlon Energy Inc [Member] Long-term Debt [Member] USD ($)	Dec. 31, 2014 Canadian Dollar [Member] USD ($)	Dec. 31, 2014 Canadian Dollar [Member] CAD	Dec. 31, 2013 Canadian Dollar [Member] USD ($)	Feb. 28, 2014 United States Of America Dollars [Member]	Dec. 31, 2014 United States Of America Dollars [Member] USD ($)	Dec. 31, 2013 United States Of America Dollars [Member] USD ($)	Feb. 28, 2014 United States Of America Dollars [Member] 5.80% Due May 1, 2014 [Member]	Dec. 31, 2014 United States Of America Dollars [Member] 5.80% Due May 1, 2014 [Member]	Feb. 28, 2014 United States Of America Dollars [Member] 5.80% Due May 1, 2014 [Member] USD ($)	Dec. 31, 2013 United States Of America Dollars [Member] 5.80% Due May 1, 2014 [Member] USD ($)	Dec. 31, 2014 Revolving Credit Facility [Member] USD ($)	Dec. 31, 2013 Revolving Credit Facility [Member] USD ($)	Dec. 31, 2014 Shelf Prospectus [Member] USD ($)	Dec. 31, 2013 Shelf Prospectus [Member] USD ($)	Dec. 31, 2014 Canada [Member] United States Of America Dollars [Member] USD ($)	Dec. 31, 2013 Canada [Member] United States Of America Dollars [Member] USD ($)	Dec. 31, 2014 Canada [Member] Revolving Credit Facility [Member] item	Dec. 31, 2014 Canada [Member] Revolving Credit Facility [Member] London Interbank Offered Rate (LIBOR) [Member] USD ($)	Dec. 31, 2014 Canada [Member] Revolving Credit Facility [Member] Canadian Dollar [Member] USD ($)	Dec. 31, 2014 Canada [Member] Revolving Credit Facility [Member] Canadian Dollar [Member] CAD	Dec. 31, 2014 United States [Member] Revolving Credit Facility [Member] USD ($) item	Dec. 31, 2014 United States [Member] Revolving Credit Facility [Member] United States Of America Dollars [Member] USD ($)
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity																										$ 4,000,000,000								$ 3,000,000,000	3,500,000,000	$ 1,000,000,000	$ 1,000,000,000
Line of Credit Facility, Remaining Borrowing Capacity																												6,000,000,000						1,700,000,000
Expiration Date - Line of Credit		Jun. 01, 2018																														Jun. 01, 2018				Jun. 01, 2018
Maximum Number of Extensions Per Year																																1				1
Maximum Period Of Years Line Of Credit Can Extended																																5 years				5 years
Additional Period In Days Added To Extension																																90 days				90 days
Line of Credit Facility, Amount Outstanding		1,300,000,000																		1,277,000,000						1,277,000,000	0						1,277,000,000
Number Of Subsidiaries With Existing Committed Revolving Bank Credit Facility																																				1
Standby Fees		12,000,000	14,000,000	15,000,000
Shelf Prospectus Maximum Borrowing Capacity																												6,000,000,000	4,000,000,000
Unsecured Debt																647,000,000	750,000,000	705,000,000		6,677,000,000	6,400,000,000			1,000,000,000	1,000,000,000					6,700,000,000	5,400,000,000
Debt Instrument, Repurchase Date	Mar. 31, 2014				Apr. 28, 2014
Debt Instrument, Repurchase Amount								239,000,000	792,000,000
Debt Instrument, Repurchased Face Amount								232,000,000	768,000,000
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed																						1.00459%
eca_Consent Payment per $1000 Principal Amount																						2.50
Interest Expense, Debt		509,000,000	460,000,000	474,000,000		22,000,000				125,000,000
Consent payment								7,000,000	2,000,000
Repayments of Assumed Debt											650,000,000		500,000,000
Debt Instrument, Interest Rate, Stated Percentage							5.80%					6.00%		7.375%									5.80%	5.80%									1.62%
Debt Instrument, Maturity Date							May 01, 2014				May 01, 2022		Apr. 15, 2021						May 01, 2014				May 01, 2014					Jul. 01, 2016	Jun. 01, 2014
Debt Instrument, Issuance Date																												Jun. 01, 2014
Repayment of long-term debt		2,152,000,000	500,000,000	503,000,000						1,150,000,000
Discount Capitalized		0
Long-term Debt Carrying Value		7,340,000,000	7,124,000,000
Long-term Debt, Fair Value		7,788,000,000	7,805,000,000
Amortization Of Debt Remaining Life In Years		16 years
Line of Credit Facility, Expiration Period																										5 years
Liabilities, Fair Value Adjustment															$ 12,000,000